Events After the Reporting Period	12 Months Ended
Dec. 31, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events After the Reporting Period

28. Events After the Reporting Period

In addition to those disclosed elsewhere in these financial statements, the following events occurring after the reporting periods are noted.

From January to March 2022, the Group granted 2,044,741 ordinary share options to its employees and directors with service based vesting conditions and weighted average exercise price of USD 4.45.